Consolidated Statements of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Information [Abstract]
Accounts receivable (Note 8)	$ (63)	$ (72)
Due from related parties	(31)	2
Materials and supplies (Note 9)	(10)	(3)
Prepaid expenses and other assets (Note 9)	11	(7)
Other long-term assets (Note 13)	(13)	1
Accounts payable	17	27
Accrued liabilities	197	64
Due to related parties	31	5
Accrued interest (Note 14)	29	(4)
Long-term accounts payable and other long-term liabilities (Note 15)	5	8
Post-retirement and post-employment benefit liability	79	40
Changes in non-cash balances related to operations, Total	252	61
Capital Expenditure [Abstract]
Capital investment, property, plant and equipment	(2,403)	(2,010)
Capital investments, intangible assets	(128)	(122)
Capital investments, total	(2,531)	(2,132)
Reconciling items, property plant and equipment	58	44
Reconciling items, intangible assets	(3)	2
Reconciling items, total	55	46
Cash outflow for capital expenditures, property plant and equipment	(2,345)	(1,966)
Cash outflow for capital expenditures, intangible assets	(131)	(120)
Cash outflow for capital expenditures, total	(2,476)	(2,086)
Net interest paid	581	523
Income taxes paid	$ 48	$ 33